Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Variable Interest Entities
Variable Interest Entities
We participate in real estate ventures for the purpose of acquiring and developing residential and mixed-use communities in which we may or may not have a controlling financial interest. Generally accepted accounting principles require consolidation of variable interest entities (VIE) in which an enterprise has a controlling financial interest and is the primary beneficiary. A controlling financial interest will have both of the following characteristics: (a) the power to direct the VIE activities that most significantly impact economic performance and (b) the obligation to absorb the VIE losses and right to receive benefits that are significant to the VIE. We examine specific criteria and use judgment when determining whether we are the primary beneficiary and must consolidate a VIE. We perform this review initially at the time we enter into venture agreements and subsequently when reconsideration events occur.
At year-end 2012, we are the primary beneficiary of one VIE that we consolidate. We have provided the majority of equity to this VIE, which absent our contributions or advances does not have sufficient equity to fund its operations. We have the authority to approve project budgets and the issuance of additional debt. At year-end 2012, our consolidated balance sheet includes $1,342,000 in liabilities related to this VIE. In 2012, we contributed or advanced $2,000 to this VIE. In 2011, our earnings benefited from a $1,342,000 reallocation of a previously recognized loss related to foreclosure of a lien on property in the above VIE. Based on our access to new information, we determined this loss and related liability should be allocated from us to the noncontrolling financial interests as we believe the likelihood we will be subject to any potential lender liabilities is remote. In addition, in 2011, we were released from liability due to settled litigation related to this property and as result, our earnings benefited from the reversal of $1,741,000 in liabilities.
Also at year-end 2012, we are not the primary beneficiary of three VIEs that we account for using the equity method. The unrelated managing partners oversee the day-to-day operations and guarantee some of the debt of the VIEs while we have the authority to approve project budgets and the issuance of additional debt. Although some of the debt is guaranteed by the managing partners, we may under certain circumstances elect or be required to provide additional funds to these VIEs. At year-end 2012, these three VIEs have total assets of $15,533,000, substantially all of which represent developed and undeveloped real estate and total liabilities of $48,123,000, which includes $31,792,000 of borrowings classified as current maturities. These amounts are included in other ventures in the combined summarized balance sheet information for ventures accounted for using the equity method in Note 7. At year-end 2012, our investment in these three VIEs is $397,000 and is included in investment in unconsolidated ventures. In 2012, we contributed or advanced $148,000 to these VIEs. Our maximum exposure to loss related to these VIEs is estimated at $4,217,000, which exceeds our investment as we have a nominal general partner interest in two of these VIEs and could be held responsible for their liabilities. The maximum exposure to loss represents the maximum loss that we could be required to recognize assuming all the ventures’ assets (principally real estate) are worthless, without consideration of the probability of a loss or of any actions we may take to mitigate any such loss.